UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08738
                                                    ----------------------------

                         ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                            NEW YORK, NEW YORK 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                               4400 Computer Drive
                              WESTBOROUGH, MA 01581
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 655-7022
                                                           --------------

                   Date of fiscal year end: NOVEMBER 30, 2004
                                            -----------------

                    Date of reporting period: AUGUST 31, 2004
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004 (UNAUDITED)



    Shares                                               Value
  ---------                                             -------

COMMON STOCKS - 101.27%
               DIVERSIFIED MANUFACTURING - 2.15%
     83,189    General Electric Co.               $    2,727,767
                                                  --------------
               ENTERTAINMENT - 3.47%
     76,705    Viacom, Inc., Class A                   2,597,231
     80,002    Walt Disney Co. (The)                   1,796,045
                                                  --------------
                                                       4,393,276
                                                  --------------
               FINANCIAL SERVICES - 11.65%
     60,155    First Data Corp.                        2,541,549
    149,815    MBNA Corp.                              3,616,534
     98,555    SLM Corp.                               3,845,616
     81,138    Wells Fargo & Co.                       4,766,858
                                                  --------------
                                                      14,770,557
                                                  --------------
               HEALTH CARE SERVICES & EQUIPMENT - 10.74%
    108,975    Caremark Rx, Inc.*                      3,127,582
     84,050    Medtronic, Inc.                         4,181,488
     56,815    UnitedHealth Group, Inc.                3,757,176
     35,700    Zimmer Holdings, Inc.*                  2,545,410
                                                  --------------
                                                      13,611,656
                                                  --------------
               HOUSEHOLD PRODUCTS - 1.92%
     45,114    Colgate-Palmolive Co.                   2,436,156
                                                  --------------
               INSURANCE - 3.87%
     68,777    American International Group, Inc.      4,899,674
                                                  --------------
               MULTIMEDIA - 6.60%
    196,548    Comcast Corp., Class A*                 5,454,207
    327,068    Liberty Media Corp.*                    2,914,176
                                                  --------------
                                                       8,368,383
                                                  --------------
               OIL AND GAS - 5.54%
     31,085    Apache Corp.                            1,389,188
     59,868    Exxon Mobil Corp.                       2,759,915
     46,540    Schlumberger, Ltd.                      2,876,172
                                                  --------------
                                                       7,025,275
                                                  --------------
               PHARMACEUTICALS - 13.64%
     72,788    Amgen, Inc.*                            4,315,601
     44,275    Forest Laboratories, Inc.*              2,030,009
    111,505    Novartis AG, ADR                        5,179,407
    116,598    Pfizer, Inc.                            3,809,257
     71,770    Teva Pharmaceutical Industries
                Ltd., SP ADR                           1,955,732
                                                  --------------
                                                      17,290,006
                                                  --------------
               RETAIL - 6.62%
    101,805    Costco Wholesale Corp.                  4,191,312
     17,750    eBay, Inc.*                             1,536,085
     50,506    Wal-Mart Stores, Inc.                   2,660,151
                                                  --------------
                                                       8,387,548
                                                  --------------





   Shares                                                Value
  ---------                                             -------
               SEMICONDUCTORS - 19.30%
    252,323    Altera Corp.*                      $    4,773,951
     67,585    Analog Devices, Inc.                    2,346,551
     72,954    Applied Materials, Inc.*                1,159,239
    143,207    ASML Holding N.V. - NY
                 Registered Shares*                    1,853,099
    114,612    Intel Corp.                             2,440,089
    113,251    Maxim Integrated Products, Inc.         4,918,491
    102,535    Microchip Technology, Inc.              2,705,899
     96,919    Texas Instruments, Inc.                 1,893,797
     86,430    Xilinx, Inc.                            2,370,775
                                                  --------------
                                                      24,461,891
                                                  --------------
               TECHNOLOGY - 12.59%
     69,658    Affiliated Computer Services,
                Inc., Class A*                         3,784,519
    259,738    Cisco Systems, Inc.*                    4,872,685
     47,435    Dell, Inc.*                             1,652,635
    206,860    Microsoft Corp.                         5,647,278
                                                  --------------
                                                      15,957,117
                                                  --------------
               TELECOMMUNICATIONS - 3.18%
    176,060    Vodafone Group PLC, SP ADR              4,031,774
                                                  --------------

               TOTAL COMMON STOCKS                   128,361,080
                                                  --------------
               (Cost $114,600,638)

               TOTAL INVESTMENTS - 101.27%           128,361,080
                                                  --------------
               (Cost $114,600,638) **

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (1.27)%                 (1,607,493)
                                                  --------------

               NET ASSETS - 100.00%               $  126,753,587
                                                  ==============
--------------------------
*        Non-income producing security
** Aggregate cost for Federal income tax purposes is $114,600,638.

         Gross unrealized appreciation    $18,575,158
         Gross unrealized depreciation     (4,814,716)
                                           ----------
         Net unrealized appreciation      $13,760,442
                                           ==========

ADR      American Depositary Receipt
PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt

For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


   Shares                                                Value
  ---------                                             -------

COMMON STOCKS - 98.18%
               CHEMICALS - 0.73%
      5,465    Valspar Corp. (The)                $      258,440
                                                  --------------
               COMMERCIAL SERVICES - 7.63%
     11,855    Apollo Group, Inc., Class A*              924,690
      9,740    C.H. Robinson Worldwide, Inc.             415,606
      6,650    Career Education Corp.*                   205,086
      6,860    Corporate Executive Board Co.
                (The)                                    403,780
      6,385    Iron Mountain, Inc.*                      196,849
      9,900    Paychex, Inc.                             293,733
      5,552    Stericycle, Inc.*                         261,943
                                                  --------------
                                                       2,701,687
                                                  --------------
               ELECTRONICS - 2.39%
      9,510    Garmin Ltd.                               370,034
     12,955    Jabil Circuit, Inc.*                      267,262
     16,345    Vishay Intertechnology, Inc.*             208,399
                                                  --------------
                                                         845,695
                                                  --------------
               FINANCIAL - 8.23%
      3,835    Ambac Financial Group, Inc.               289,542
      8,730    Capital One Financial Corp.               591,545
      7,940    CapitalSource Inc.*                       161,897
     15,495    CheckFree Corp.*                          422,239
      4,045    Global Payments, Inc.                     179,436
     13,830    Investors Financial Services
                Corp.                                    641,435
      9,900    TCF Financial Corp.                       629,739
                                                  --------------
                                                       2,915,833
                                                  --------------
               FOODS AND BEVERAGES - 2.92%
      9,160    Cott Corp.*                               248,328
     10,110    Whole Foods Market, Inc.                  785,850
                                                  --------------
                                                       1,034,178
                                                  --------------
               HEALTH CARE SERVICES & EQUIPMENT - 20.47%
      3,320    Anthem, Inc.*                             269,717
      6,095    Apria Healthcare Group Inc.*              172,123
      8,375    Biomet, Inc.                              382,319
     23,515    Caremark Rx, Inc.*                        674,880
     10,710    Charles River Laboratories
                International, Inc.*                     466,421
     14,600    Cytyc Corp.*                              349,816
     11,965    Express Scripts, Inc.*                    756,188
     13,890    Laboratory Corp. of America
                Holdings*                                577,685
     19,045    Lincare Holdings, Inc.*                   612,106
     11,715    Patterson Cos., Inc.*                     857,889
      5,365    Quest Diagnostic, Inc.                    459,244
      5,820    ResMed, Inc.*                             278,021
     10,270    St. Jude Medical, Inc.*                   690,658
      9,090    Triad Hospitals, Inc.*                    288,971
      4,215    Wellpoint Health Networks, Inc.*          413,829
                                                  --------------
                                                       7,249,867
                                                  --------------
               HOTELS - 0.98%
      7,345    Mariott International, Inc.,
                Class A                                  348,520
                                                  --------------
               HOUSEHOLD PRODUCTS - 2.16%
     11,860    Blyth, Inc.                               355,919
      5,325    Mohawk Industries, Inc.*                  409,599
                                                  --------------
                                                         765,518
                                                  --------------





   Shares                                                Value
  ---------                                             -------
               INDUSTRIAL - 2.21%
      5,795    Cognex Corp.                       $      155,132
      8,720    Danaher Corp.                             448,383
      6,270    Donaldson Co., Inc.                       178,068
                                                  --------------
                                                         781,583
                                                  --------------
               LEISURE & ENTERTAINMENT - 1.61%
      6,885    Harley-Davidson, Inc.                     420,122
      5,135    International Game Technology             148,145
                                                  --------------
                                                         568,267
                                                  --------------
               MULTIMEDIA - 6.19%
      8,710    Cumulus Media, Inc.*                      131,521
      6,145    Entercom Communications Corp.*            231,666
      6,550    Getty Images, Inc.*                       363,197
      8,295    Lamar Advertising Co.*                    362,409
     11,360    Univision Communications, Inc.,
                Class A*                                 374,880
      9,770    WebEx Communications, Inc.*               189,538
     13,115    Westwood One, Inc.*                       294,301
      8,850    XM Satellite Radio Holdings,
                Inc.*                                    243,110
                                                  --------------
                                                       2,190,622
                                                  --------------
               OIL & GAS EXPLORATION - 5.49%
     23,200    Chesapeake Energy Corp.                   327,816
      3,945    Devon Energy Corp.                        255,675
     11,665    Grant Prideco, Inc.*                      213,120
      9,575    Weatherford International Ltd.*         443,705
     25,120     XTO Energy, Inc.                         704,365
                                                  --------------
                                                       1,944,681
                                                  --------------
               PHARMACEUTICALS - 1.07%
      8,720    Angiotech Pharmaceuticals, Inc.*          147,194
      3,335    Gilead Sciences, Inc.*                    230,548
                                                  --------------
                                                         377,742
                                                  --------------
               RESTAURANTS - 1.96%
     14,580    Applebee's International, Inc.            350,941
     12,705    Ruby Tuesday, Inc.                        343,416
                                                  --------------
                                                         694,357
                                                  --------------
               RETAIL - 9.38%
      4,915    AutoZone, Inc.*                           364,005
     16,355    Bed Bath & Beyond, Inc.*                  612,004
      9,445    Best Buy Co., Inc.                        439,381
     15,965    Dollar General Corp.                      314,510
     11,635    Dollar Tree Stores, Inc.*                 273,539
     14,175    Ethan Allen Interiors, Inc.               506,615
      4,650    Liz Claiborne, Inc.                       177,026
     29,945    TJX Companies, Inc. (The)                 633,636
                                                  --------------
                                                       3,320,716
                                                  --------------
               SEMICONDUCTORS - 9.49%
     27,925    Altera Corp.*                             528,341
      8,885    Brooks Automation, Inc.*                  110,440
     11,990    Intersil Corp., Class A                   208,986
      6,310    KLA-Tencor Corp.*                         235,742
     12,095    Linear Technology Corp.                   432,638
     18,900    Maxim Integrated Products, Inc.           820,827
     33,765    Microchip Technology, Inc.                891,058
      7,925    Sigmatel, Inc.*                           133,061
                                                  --------------
                                                       3,361,093
                                                  --------------

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                Value
  ---------                                             -------
               TECHNOLOGY - 14.24%
     18,930    Affiliated Computer Services,
                Inc., Class A*                    $    1,028,467
     29,210    Cognizant Technology Solutions
                Corp.*                                   800,938
     12,735    Cognos, Inc.*                             402,680
     20,410    Fiserv, Inc.*                             709,860
     12,729    Juniper Networks, Inc*                    291,367
     13,600    Kanbay International, Inc.*               270,776
      4,040    Lexmark International, Inc.*              357,338
      8,025    Mercury Interactive Corp.*                276,943
     18,875    Symantec Corp.*                           905,245
                                                  --------------
                                                       5,043,614
                                                  --------------
               TRANSPORTATION - 1.03%
     18,342    Knight Transportation, Inc.*              364,822
                                                  --------------

               TOTAL COMMON STOCKS                    34,767,235
                                                  --------------
               (Cost $36,542,526)

INVESTMENT COMPANY - 3.34%

  1,184,164    SSgA Prime Money Market Fund            1,184,164
                                                  --------------

               TOTAL INVESTMENT COMPANY                1,184,164
                                                  --------------
               (Cost $1,184,164)

               TOTAL INVESTMENTS - 101.52%            35,951,399
                                                  --------------
               (Cost $37,726,690) **

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (1.52)%                   (538,722)
                                                  --------------

               NET ASSETS - 100.00%               $   35,412,677
                                                  ==============

--------------------------
*        Non-income producing security
** Aggregate cost for Federal income tax purposes is $37,726,690.

         Gross unrealized appreciation    $ 1,078,044
         Gross unrealized depreciation     (2,853,335)
                                            ---------
         Net unrealized depreciation      $(1,775,291)
                                            =========

For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


   Shares                                                 Value
  ---------                                              -------

COMMON STOCKS - 60.89%
               BUILDING PRODUCTS - 4.82%
     14,300    Sherwin-Williams Co. (The)         $      590,590
     11,700    Vulcan Materials Co.                      557,739
                                                  --------------
                                                       1,148,329
                                                  --------------

               CHEMICALS - 4.74%
     17,700    Engelhard Corp.                           500,379
     11,000    Sigma-Aldrich Corp.                       630,190
                                                  --------------
                                                       1,130,569
                                                  --------------

               COMMERCIAL SERVICES - 5.62%
     21,600    IAC/InterActiveCorp*                      492,696
      9,300    Manpower, Inc.                            392,739
     19,800    Sabre Holdings Corp.                      455,400
                                                  --------------
                                                       1,340,835
                                                  --------------

               CONSUMER SERVICES - 1.24%
      7,600    Weight Watchers International,
                Inc.*                                    296,704
                                                  --------------

               DISTRIBUTION - 1.64%
      7,300    Grainger (W.W.), Inc.                     389,893
                                                  --------------

               ENTERTAINMENT - 4.96%
     14,700    Harrah's Entertainment, Inc.              708,393
     21,100    Walt Disney Co. (The)                     473,695
                                                  --------------
                                                       1,182,088
                                                  --------------

               FINANCIAL SERVICES - 8.95%
     19,800    American Express Co.                      990,396
      7,400    Moody's Corp.                             507,344
     14,100    State Street Corp.                        636,474
                                                  --------------
                                                       2,134,214
                                                  --------------

               HEALTH CARE SERVICES & EQUIPMENT - 6.53%
      7,800    Anthem, Inc.*                             633,672
      5,100    Becton, Dickinson & Co.                   245,412
     29,100    IMS Health, Inc.                          678,903
                                                  --------------
                                                       1,557,987
                                                  --------------

               INSURANCE - 5.51%
     14,500     Marsh & McLennan Cos., Inc.              648,005
      8,300      Progressive Corp. (The)                 666,490
                                                  --------------
                                                       1,314,495
                                                  --------------

               MULTIMEDIA - 4.34%
     14,300     Clear Channel Communications,
                 Inc.                                    479,193
     11,100     Meredith Corp.                           555,888
                                                  --------------
                                                       1,035,081
                                                  --------------

               REAL ESTATE - 2.98%
     21,900     Equity Residential, REIT                 709,341
                                                  --------------

               RETAIL - 4.78%
     12,000    Costco Wholesale Corp.                    494,040
     24,000    RadioShack Corp.                          646,560
                                                  --------------
                                                       1,140,600
                                                  --------------




   Shares                                                Value
  ---------                                             -------
               TECHNOLOGY - 4.78%
     21,200    Molex, Inc., Class A               $      529,364
     61,200    Oracle Corp.*                             610,164
                                                  --------------
                                                       1,139,528
                                                  --------------

               TOTAL COMMON STOCKS                    14,519,664
                                                  --------------
               (Cost $15,273,229)

FOREIGN COMMON STOCKS - 35.90%
               DENMARK - 0.70%
      4,000    Novozymes A/S,  Class B                   167,961
                                                  --------------
               FRANCE - 0.88%
      4,900    Societe BIC SA                            208,960
                                                  --------------
               IRELAND - 4.04%
     28,300    Kerry Group PLC, Class A                  588,122
     12,100    Ryanair Holdings PLC, SP ADR*             375,705
                                                  --------------
                                                         963,827
                                                  --------------
               JAPAN - 5.26%
     17,000    Canon, Inc.                               808,602
      9,000    Murata Manufacturing Co., Ltd.            445,305
                                                  --------------
                                                       1,253,907
                                                  --------------
               MEXICO - 6.41%
     28,509    Cemex S.A. de C.V., SP ADR                806,805
     95,700    Grupo Modelo, S.A. de C.V.,
                Series C                                 228,627
     29,200     Luxottica Group S.p.A., SP ADR           492,896
                                                  --------------
                                                       1,528,328
                                                  --------------
               SINGAPORE - 0.69%
     65,000    Singapore Press Holdings Ltd              163,976
                                                  --------------
               UNITED KINGDOM - 17.92%
    115,600    Compass Group PLC                         646,231
     18,500    GlaxoSmithKline PLC                       376,403
    115,600    Reed Elsevier PLC                       1,023,156
     48,000    Smiths Group PLC                          599,266
    136,215    Tesco PLC                                 651,816
    109,400    WPP Group PLC                             976,153
                                                  --------------
                                                       4,273,025
                                                  --------------

               TOTAL FOREIGN COMMON STOCKS             8,559,984
                                                  --------------
               (Cost $8,993,705)

    Par Value
   ------------

REPURCHASE AGREEMENT - 1.97%

  $ 469,000    State Street Bank, 1.47%, dated
               8/31/04, matures 9/01/04,
               repurchase price $469,019
               (collateralized by FNMA 2.550%,
               06/01/06, total market value
               $482,962)                                469,000
                                                  --------------

               TOTAL REPURCHASE AGREEMENT               469,000
                                                  --------------
               (Cost $469,000)

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



   Shares                                              Value
  ---------                                            -------

INVESTMENT COMPANIES - 6.78%

    444,784    SSgA Money Market Fund             $      444,784
  1,173,178    SSgA Prime Money Market Fund            1,173,178
                                                  --------------

               TOTAL INVESTMENT COMPANIES              1,617,962
                                                  --------------
               (Cost $1,617,962)

               TOTAL INVESTMENTS - 105.54%            25,166,610
                                                  --------------
               (Cost $26,353,896) **

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (5.54)%                 (1,321,042)
                                                  --------------

               NET ASSETS - 100.00%               $   23,845,568
                                                  ==============
 --------------------------
*        Non-income producing security
** Aggregate cost for Federal income tax purposes is $26,353,896.

         Gross unrealized appreciation        $   203,447
         Gross unrealized depreciation         (1,390,733)
                                                ---------
         Net unrealized depreciation          $(1,187,286)
                                                =========

PLC      Public Limited Company
REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt

FOREIGN CURRENCY CONTRACTS PURCHASED:


  LOCAL
 CURRENCY     CONTRACTS    SETTLEMENT  CONTRACTS     UNREALIZED
  VALUE       TO DELIVER     DATES     AT VALUE     DEPRECIATION
  -----       ----------     ------    --------     ------------
  88,683       MXN         09/01/2004  $7,800         $   (11)
  25,926       DKK         09/02/2004   4,244              (8)
  17,457       EUR         09/02/2004  21,263             (47)
                                                      -------
                                                      $   (66)
DKK      Danish Krone
EUR      Euro
MXN      Mexican Peso

      INDUSTRY CONCENTRATION TABLE:
 (Foreign Common Stocks % of Net Assets)

Building Products.............................3.38%
Commercial Services.......................... 2.71%
Diversified Manufacturing ................... 2.51%
Foods and Beverages.......................... 6.16%
Health Care.................................. 3.65%
Household Products........................... 0.88%
Multimedia................................... 9.07%
Technology................................... 5.96%
Transportation............................... 1.58%
                                             -----
Total                                        35.90%
                                             =====

For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


   Shares                                                Value
  ---------                                             -------

FOREIGN COMMON STOCKS - 99.41%
               AUSTRALIA - 1.58%
    139,800    National Australia Bank Ltd.       $    2,630,878
                                                  --------------

               BELGIUM - 1.05%
     52,400    Belgacom*                               1,747,431
                                                  --------------

               CANADA - 2.05%
     91,200    BCE Inc.                                1,893,078
     37,300    EnCana Corp.                            1,519,064
                                                  --------------
                                                       3,412,142
                                                  --------------

               CHINA - 1.83%
     51,000    Cheung Kong (Holdings) Ltd.               439,714
  1,328,000    China Life Insurance Co., Ltd.*           791,698
    231,400    Hutchinson Whampoa Ltd.                 1,817,095
                                                  --------------
                                                       3,048,507
                                                  --------------

               DENMARK - 2.25%
    154,800    Danske Bank A/S                         3,736,931
                                                  --------------

               FINLAND - 4.70%
    274,800    Nokia Oyj                               3,212,746
    212,900    Stora Enso Oyj, Class R                 2,843,531
     92,600    UPM-Kymmene Oyj                         1,766,832
                                                  --------------
                                                       7,823,109
                                                  --------------

               FRANCE - 5.80%
     75,150    Compagnie Generale des
               Etablissements Michelin, Class B        3,970,116
     32,025     Societe Generale                       2,732,190
     30,030     Total SA, SP ADR                       2,942,640
                                                  --------------
                                                       9,644,946
                                                  --------------

               GERMANY - 2.87%
     62,791    BASF AG                                 3,388,931
     20,300    Deutsche Bank AG                        1,378,843
                                                  --------------
                                                       4,767,774
                                                  --------------

               ITALY - 1.74%
     28,150    Eni SpA, SP ADR                         2,896,072
                                                  --------------

               JAPAN - 21.62%
     51,900    Canon, Inc.                             2,468,614
        279    East Japan Railway Co.                  1,560,946
     52,700    Eisai Co., Ltd.                         1,498,237
    126,000    Fuji Photo Film Co., Ltd.               3,949,519
    259,000    Hitachi, Ltd.                           1,623,691
     44,000    Ito-Yokado Co., Ltd.                    1,619,755
    114,000    Kao Corp.                               2,794,296
        128    Millea Holdings, Inc.                   1,761,174
     33,700    NEC Electronics Corp.                   1,704,269
     23,400    Nintendo Co., Ltd.                      2,516,014
        622    Nippon Telegraph & Telephone
                Corp.                                  2,686,482
     69,000    OLYMPUS CORP.                           1,307,759
     48,600    Shin-Etsu Chemical Co., Ltd.            1,691,667
     78,400    Sony Corp.                              2,700,369
     83,900    Takeda Chemical Industries, Ltd.        3,776,628
     58,800    Toyota Motor Corp.                      2,314,602
                                                  --------------
                                                      35,974,022
                                                  --------------




   Shares                                                Value
  ---------                                             -------
               MEXICO - 2.23%
     21,300    Fomento Economico Mexicano, SA
               de CV                              $      920,799
     86,230    Telefonos de Mexico SA de CV, SP
               ADR                                     2,792,990
                                                  --------------
                                                       3,713,789
                                                  --------------

               NETHERLANDS - 8.16%
     71,050    ABN AMRO Holding NV                     1,505,896
    265,400    Aegon NV                                2,825,463
     51,400    DSM NV                                  2,497,414
    108,800    ING Groep NV                            2,651,111
     65,900    Koninklijke (Royal) Philips
                Electronics NV                         1,528,880
    110,700    TPG NV                                  2,560,183
                                                  --------------
                                                      13,568,947
                                                  --------------

               NORWAY - 1.14%
    149,100    Statoil ASA                             1,899,308
                                                  --------------

               PORTUGAL - 1.13%
    184,700    Portugal Telecom, SGPS, SA, SP
                ADR                                    1,883,940
                                                  --------------

               SOUTH KOREA - 2.79%
     29,600    Kookmin Bank                              945,678
    150,245    Korea Electric Power Corp., SP
                ADR                                    1,508,460
    125,400    KT Corp., SP ADR                        2,197,008
                                                  --------------
                                                       4,651,146
                                                  --------------

               SPAIN - 2.31%
    115,700    Endesa SA                               2,140,093
     82,000    Repsol YPF SA, SP ADR                   1,700,680
                                                  --------------
                                                       3,840,773
                                                  --------------

               SWEDEN - 2.84%
    262,900    Nordea AB                               2,012,133
     79,400    Volvo AB, Class B                       2,710,853
                                                  --------------
                                                       4,722,986
                                                  --------------

               SWITZERLAND - 9.76%
     66,900    Compagnie Financiere Richemont AG       1,706,727
     74,700    Credit Suisse Group                     2,326,919
     15,800    Nestle SA, Registered                   3,731,793
     93,401    Novartis AG, Registered                 4,312,628
     21,354    Roche Holding AG                        2,067,114
     15,000    Zurich Financial Services AG            2,090,809
                                                  --------------
                                                      16,235,990
                                                  --------------

               TAIWAN - 1.00%
    221,000    Taiwan Semiconductor
                Manufacturing Co., Ltd.                1,668,550
                                                  --------------

               UNITED KINGDOM - 22.56%
    159,900    Abbey National PLC                      1,720,159
     57,900    Anglo American PLC                      1,307,197
    174,100    BAA PLC                                 1,738,243
    713,600    BAE Systems PLC                         2,573,879
     26,800    Boots Group PLC                           326,876
    336,100    BP PLC                                  2,979,298
    419,100    Cadbury Schweppes PLC                   3,358,801
    293,400    Diageo PLC                              3,607,592
     95,275    GlaxoSmithKline PLC,  ADR               3,919,613
    169,100    HSBC Holdings PLC                       2,625,266
    465,100    Kingfisher PLC                          2,317,635
    357,900    Reed Elsevier PLC                       3,167,712

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



    Shares                                               Value
  ---------                                             -------
               UNITED KINGDOM  (CONTINUED)
    137,300    Royal Bank of Scotland Group PLC   $    3,821,023
    269,700    Scottish Power PLC                      1,951,623
     47,800    Shell Transport & Trading Co.,
                 SP ADR                                2,117,540
                                                  --------------
                                                      37,532,457
                                                  --------------


               TOTAL FOREIGN COMMON STOCKS           165,399,698
                                                  --------------
               (Cost $150,420,996)

INVESTMENT COMPANY - 1.03%

  1,714,700    SSgA Prime Money Market Fund            1,714,700
                                                  --------------

               TOTAL INVESTMENT COMPANY                1,714,700
                                                  --------------
               (Cost $1,714,700)

               TOTAL INVESTMENTS - 100.44%           167,114,398
                                                  --------------
               (Cost $152,135,696) **

               LIABILITIES IN EXCESS OF
               OTHER ASSETS - (0.44)%                   (737,855)
                                                  --------------

               NET ASSETS - 100.00%               $  166,376,543
                                                  ==============
--------------------------
*        Non-income producing security
** Aggregate cost for Federal income tax purposes is $152,135,696.

         Gross unrealized appreciation       $17,968,797
         Gross unrealized depreciation        (2,990,095)
                                             -----------
         Net unrealized appreciation         $14,978,702
                                             ===========

ADR      American Depositary Receipt
PLC      Public Limited Company
SGPS     Sociedaide Gestora de Participacoes Socialis
SP ADR   Sponsored American Depositary Receipt


FOREIGN CURRENCY CONTRACTS PURCHASED:

   LOCAL
 CURRENCY     CONTRACT    SETTLEMENT   CONTRACT    UNREALIZED
  VALUE      TO DELIVER     DATES      AT VALUE   DEPRECIATION
 -------     ----------    ------      --------   ------------
 404,558        HKD      09/01/2004    $51,867       $ (1)
                                                     -----


FOREIGN CURRENCY CONTRACTS SOLD:

   LOCAL
 CURRENCY     CONTRACT    SETTLEMENT   CONTRACT    UNREALIZED
  VALUE      TO DELIVER     DATES      AT VALUE   DEPRECIATION
 -------     ----------    ------      --------   ------------
  2.203         GBP      09/01/2004    $ 3,947      $( 16)
 37,402         GBP      09/02/2004     67,024       (260)
                                                     -----
                                                     (276)
                                                     -----
                                            Total   $(277)
                                                     =====

GBP      Great Britain Pound
HKD      Hong Kong Dollar







               INDUSTRY CONCENTRATION TABLE:
          (FOREIGN COMMON STOCKS % OF NET ASSETS)
          Aerospace/Defense...............................  1.55%
          Airport Development/Maintenance.................  1.04%
          Automotive......................................  5.41%
          Banking......................................... 15.29%
          Chemicals.......................................  4.56%
          Diversified Manufacturing.......................  3.16%
          Diversified Mining..............................  0.79%
          Electronics.....................................  1.89%
          Entertainment...................................  1.51%
          Financial Services..............................  1.09%
          Foods and Beverages.............................  6.98%
          Home Furnishings................................  1.62%
          Household Products..............................  1.68%
          Insurance.......................................  6.08%
          Oil and Gas.....................................  9.65%
          Paper & Related Products........................  2.77%
          Pharmaceuticals.................................  9.36%
          Publishing......................................  1.90%
          Real Estate.....................................  0.26%
          Retail..........................................  3.59%
          Semiconductors..................................  2.03%
          Technology......................................  1.48%
          Telecommunications..............................  9.87%
          Transportation..................................  2.48%
          Utilities.......................................  3.37%
                                                           -----
          Total                                            99.41%
                                                           =====

For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ATLANTIC WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                         Credit
   Par Value                            Ratings+          Value
  ------------                          --------         -------

CORPORATE OBLIGATIONS - 56.79%
               AEROSPACE/DEFENSE - 1.11%
  $ 300,000    United Technologies
               Corp.
               6.350%, 03/01/11             A2/A  $      333,197
                                                  --------------

               AUTOMOBILE - 3.48%
  1,000,000    General Motors Corp.,
               Senior Notes
               7.125%, 07/15/13         Baa1/BBB       1,043,563
                                                  --------------

               DIVERSIFIED MANUFACTURING - 2.99%
    800,000    Textron, Inc.
               6.500%, 06/01/12            A3/A-         896,039
                                                  --------------

               FINANCIAL SERVICES - 12.81%
  1,000,000    Ford Motor Credit Co.
               7.875%, 06/15/10          A3/BBB-       1,111,722
    500,000    General Motors
               Acceptance Corp.
               6.125%, 09/15/06           A3/BBB         524,748
  1,000,000    Goldman Sachs Group,
               Inc.
               6.650%, 05/15/09           Aa3/A+       1,114,644
  1,000,000    Merrill Lynch & Co.
               6.000%, 02/17/09           Aa3/A+       1,084,235
                                                  --------------
                                                       3,835,349
                                                  --------------

               FOODS AND BEVERAGES - 5.18%
  1,000,000    Kraft Foods, Inc.
               5.250%, 06/01/07          A3/BBB+       1,051,257
    500,000    Safeway, Inc.
               2.500%, 11/01/05         Baa2/BBB         499,142
                                                  --------------
                                                       1,550,399
                                                  --------------

               HEALTH CARE - 3.88%
  1,000,000    McKesson Corp.
               7.750%, 02/01/12         Baa2/BBB       1,161,431
                                                  --------------

               OIL AND GAS - 11.13%
  1,000,000    Conoco Funding Co.
               6.350%, 10/15/11            A3/A-       1,115,732
  1,000,000    Pemex Project Funding
               Master Trust
               7.375%, 12/15/14        Baa1/BBB-       1,096,500
  1,000,000    Transocean, Inc.
               6.625%, 04/15/11          Baa2/A-       1,120,911
                                                  --------------
                                                       3,333,143
                                                  --------------

               REAL ESTATE - 8.60%
  1,350,000    EOP Operating LP
               6.800%, 01/15/09        Baa2/BBB+       1,490,106
  1,000,000    Simon Property Group
               LP
               6.375%, 11/15/07         Baa2/BBB       1,084,768
                                                  --------------
                                                       2,574,874
                                                  --------------

               TELECOMMUNICATIONS - 4.08%
  1,040,000    Vodafone Group PLC,
               Senior Notes
               7.750%, 02/15/10             A2/A       1,222,410
                                                  --------------

               UTILITIES - 3.53%
  1,000,000    DTE Energy Co.,
               Senior Notes
               6.450%, 06/01/06         Baa2/BBB       1,055,613
                                                  --------------

               TOTAL CORPORATE OBLIGATIONS            17,006,018
                                                  --------------
               (Cost $17,116,988)

                                         Credit
   Par Value                            Ratings+          Value
  ------------                          --------         -------

ASSET-BACKED SECURITIES - 23.08%

  $ 750,000    California
               Infrastructure
               Southern California
               Edison, Series
               1997-1, Class A7
               6.420%, 12/26/09          Aaa/AAA  $      813,121
    750,000    Citibank Credit Card
               Issuance Trust,
               Series 2000-A3, Class
               A3
               6.875%, 11/15/09          Aaa/AAA         831,823
    300,000    Citibank Credit Card
               Master Trust I,
               Series 1999-5, Class A
               6.100%, 05/15/08          Aaa/AAA         317,160
  1,000,000    Commonwealth Edison
               Transitional Funding
               Trust,
               Series 1998-1, Class
               A6
               5.630%, 06/25/09          Aaa/AAA       1,051,303
    350,000    Discover Card Master
               Trust I
               Series 1996-3, Class A
               6.050%, 08/18/08          Aaa/AAA         367,557
    750,000    Illinois Power
               Special Purpose
               Trust, Series 1998-1,
               Class A6
               5.540%, 06/25/09          Aaa/AAA         787,716
    825,000    MBNA Credit Card
               Master Note Trust,
               Series 2002-A1, Class
               A1
               4.950%, 06/15/09          Aaa/AAA         865,525
    750,000    PECO Energy
               Transition Trust
               Series 1999-A, Class
               A7
               6.130%, 03/01/09          Aaa/AAA         816,565
    500,000    PSE&G Transition
               Funding LLC
               Series 2001-1, Class
               A3
               5.980%, 06/15/08          Aaa/AAA         522,353
    500,000    Standard Credit Card
               Master Trust, Series
               1994-2, Class A
               7.250%, 04/07/08          Aaa/AAA         536,241
                                                  --------------

               TOTAL ASSET-BACKED SECURITIES           6,909,364
                                                  --------------
               (Cost $6,889,002)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.95%
               FEDERAL HOME LOAN BANK - 1.79%
    500,000    5.375%, 05/15/09          Aaa/AAA         536,391
                                                  --------------

               FEDERAL HOME LOAN
               MORTGAGE CORPORATION (A) - 6.25%
  1,350,000    5.125%, 07/15/12          Aaa/AAA       1,419,097
    208,157    Class LB, Series 2447
               5.500%, 05/15/17          Aaa/AAA         215,099
    237,067    Class ME, Series 2528
               5.250%, 05/15/30          Aaa/AAA         238,916
                                                  --------------
                                                       1,873,112
                                                  --------------

               U.S. TREASURY NOTE - 4.91%
  1,400,000    4.750%, 05/15/14          Aaa/AAA       1,469,289
                                                  --------------

               TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS                      3,878,792
                                                  --------------
               (Cost $3,820,085)

ATLANTIC WHITEHALL FUNDS TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                         Credit
   Par Value                            Ratings+          Value
  ------------                          --------         -------

FOREIGN GOVERNMENT SECURITIES - 3.19%
               CANADA - 3.19%
  $ 300,000    Province of Ontario
               Senior Unsubordinated
               Notes
               5.500%, 10/01/08           Aa2/AA  $      322,998
    600,000    Province of Quebec
               5.000%, 07/17/09            A1/A+         631,260
                                                  --------------

               TOTAL FOREIGN GOVERNMENT SECURITIES       954,258
                                                  --------------
               (Cost $967,469)

   Shares
  ------------

INVESTMENT COMPANY - 3.06%

    916,924    SSgA Prime Money Market Fund              916,924
                                                  --------------

               TOTAL INVESTMENT COMPANY                  916,924
                                                  --------------
               (Cost $916,924)

               TOTAL INVESTMENTS - 99.07%             29,665,356
                                                  --------------
               (Cost $29,710,469) *

               OTHER ASSETS
               NET OF LIABILITIES - 0.93%                279,019
                                                  --------------

               NET ASSETS - 100.00%               $   29,944,375
                                                  ==============
 --------------------------
* Aggregate cost for Federal income tax purposes is $29,710,469.

         Gross unrealized appreciation      $ 193,305
         Gross unrealized depreciation       (238,418)
                                             ---------
         Net unrealized depreciation        $ (45,113)
                                             =========

(A)      These obligations of U.S. Government sponsored entities
         are not issued or guaranteed by the U.S. Treasury
LLC      Limited Liability Corporation
LP       Limited Partnership
PLC      Public Limited Company

+        See page 12 for Credit Rating Summary

For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ATLANTIC WHITEHALL FUNDS TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


   Shares                                                 Value
  ---------                                              -------

COMMON STOCKS - 63.36%
               DIVERSIFIED MANUFACTURING - 1.21%
      6,160    General Electric Co.               $      201,987
                                                  --------------

               ENTERTAINMENT - 1.47%
      1,187    Viacom, Inc., Class A                      40,192
      9,169    Walt Disney Co. (The)                     205,844
                                                  --------------
                                                         246,036
                                                  --------------

               FINANCIAL SERVICES - 6.52%
      4,590    First Data Corp.                          193,927
      7,700    MBNA Corp.                                185,878
      4,590    SLM Corp.                                 179,102
      9,048    Wells Fargo & Co.                         531,570
                                                  --------------
                                                       1,090,477
                                                  --------------

               HEALTH CARE SERVICES & EQUIPMENT - 5.63%
      7,360    Caremark Rx, Inc.*                        211,232
      5,070    Medtronic, Inc.                           252,232
      4,250    UnitedHealth Group, Inc.                  281,053
      2,770    Zimmer Holdings, Inc.*                    197,501
                                                  --------------
                                                         942,018
                                                  --------------

               HOUSEHOLD PRODUCTS - 2.34%
      7,255    Colgate-Palmolive Co.                     391,770
                                                  --------------

               INSURANCE - 3.05%
      7,166    American International Group,
               Inc.                                      510,506
                                                  --------------

               MULTIMEDIA - 2.99%
     14,519    Comcast Corp., Class A*                   402,902
     11,000    Liberty Media Corp.*                       98,010
                                                  --------------
                                                         500,912
                                                  --------------

               OIL AND GAS - 4.87%
      2,550    Apache Corp.                              113,959
     15,216    Exxon Mobil Corp.                         701,458
                                                  --------------
                                                         815,417
                                                  --------------

               PHARMACEUTICALS - 10.27%
     10,842    Amgen, Inc.*                              642,822
      3,630    Forest Laboratories, Inc.*                166,435
      5,471    Novartis AG, ADR                          254,128
     12,725    Pfizer, Inc.                              415,726
      8,800    Teva Pharmaceutical Industries
                Ltd., SP ADR                             239,800
                                                  --------------
                                                       1,718,911
                                                  --------------

               RETAIL - 4.46%
      9,048    Costco Wholesale Corp.                    372,506
      1,450    eBay, Inc.*                               125,483
      4,712    Wal-Mart Stores, Inc.                     248,181
                                                  --------------
                                                         746,170
                                                  --------------

               SEMICONDUCTORS - 11.75%
     25,682    Altera Corp.*                             485,903
      3,630    Analog Devices, Inc.                      126,034
      8,105    Applied Materials, Inc.*                  128,789
     10,842    Intel Corp.                               230,826
     13,105    Maxim Integrated Products, Inc.           569,150
      8,400    Microchip Technology, Inc.                221,676
      7,404    Xilinx, Inc.                              203,092
                                                  --------------
                                                       1,965,470
                                                  --------------


   Shares                                                Value
  ---------                                             -------
               TECHNOLOGY - 6.99%
      3,630    Affiliated Computer Services,
                Inc., Class A*                    $      197,218
     21,783    Cisco Systems, Inc.*                      408,649
      3,670    Dell, Inc.*                               127,863
     15,980    Microsoft Corp.                           436,254
                                                  --------------
                                                       1,169,984
                                                  --------------

               TELECOMMUNICATIONS - 1.81%
     13,240    Vodafone Group PLC, SP ADR                303,196
                                                  --------------

               TOTAL COMMON STOCKS                    10,602,854
                                                  --------------
               (Cost $8,458,017)

                                         Credit
   Par Value                            Ratings+
  ------------                          --------

CORPORATE OBLIGATIONS - 17.83%
               AUTOMOBILE - 3.15%
  $ 505,000    General Motors Corp.
               Senior Notes
               7.125%, 07/15/13         Baa1/BBB         527,000
                                                  --------------
               DIVERSIFIED MANUFACTURING - 1.34%
    200,000    Textron, Inc.
               6.500%, 06/01/12            A3/A-         224,010
                                                  --------------
               FINANCIAL SERVICES - 4.94%
    250,000    AIG SunAmerica Global
               Financing VI
               6.300%, 05/10/11 (A)      Aaa/AAA         275,548
    250,000    General Electric
               Capital Corp.,
               Series A, MTN
               6.125%, 02/22/11          Aaa/AAA         274,980
    250,000    General Motors
               Acceptance Corp.
               7.750%, 01/19/10           A3/BBB         276,245
                                                  --------------
                                                         826,773
                                                  --------------

               FOODS AND BEVERAGES - 1.57%
    250,000    Kraft Foods, Inc.
               5.250%, 06/01/07          A3/BBB+         262,814
                                                  --------------

               HEALTH CARE - 1.39%
    200,000    McKesson Corp.
               7.750%, 02/01/12         Baa2/BBB         232,286
                                                  --------------

               REAL ESTATE DEVELOPMENT - 1.65%
    250,000    EOP Operating LP
               6.800%, 01/15/09        Baa2/BBB+         275,946
                                                  --------------

               TELECOMMUNICATIONS - 2.21%
    315,000    Vodafone Group PLC
               Senior Notes
               7.750%, 02/15/10             A2/A         370,249
                                                  --------------

               UTILITIES - 1.58%
    250,000    DTE Energy Co.,
               Senior Notes
               6.450%, 06/01/06         Baa2/BBB         263,903
                                                  --------------


               TOTAL CORPORATE OBLIGATIONS             2,982,981
                                                  --------------
               (Cost $2,912,889)

ATLANTIC WHITEHALL FUNDS TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                         Credit
   Par Value                            Ratings+         Value
  ------------                          --------        -------

ASSET-BACKED SECURITIES - 7.55%

  $ 200,000    Citibank Credit Card
               Master Trust I,
               Series 1999-5, Class A
               6.100%, 05/15/08          Aaa/AAA  $      211,440
    200,000    Commonwealth Edison
               Transitional Funding
               Trust,
               Series 1998-1, Class
               A6
               5.630%, 06/25/09          Aaa/AAA         210,260
    200,000    Discover Card Master
               Trust I
               Series 1996-3, Class A
               6.050%, 08/18/08          Aaa/AAA         210,033
    150,000    Illinois Power
               Special Purpose
               Trust, Series 1998-1,
               Class A6
               5.540%, 06/25/09          Aaa/AAA         157,543
    250,000    PECO Energy
               Transition Trust
               Series 1999-A, Class
               A6
               6.050%, 03/01/09          Aaa/AAA         264,583
    200,000    PSE&G Transition
               Funding LLC
               Series 2001-1, Class
               A3
               5.980%, 06/15/08          Aaa/AAA         208,941
                                                  --------------

               TOTAL ASSET-BACKED SECURITIES           1,262,800
                                                  --------------
               (Cost $1,273,400)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.19%
               FEDERAL HOME LOAN
               MORTGAGE CORPORATION (B) - 3.11%
    250,000    5.125%, 07/15/12          Aaa/AAA         262,796
    249,788    Class LB, Series 2447
               5.500%, 05/15/17          Aaa/AAA         258,119
                                                  --------------
                                                         520,915
                                                  --------------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION (B) - 0.80%
    125,799    Pool # 535151
               7.500%, 02/01/15          Aaa/AAA         133,968
                                                  --------------

               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION (B) - 0.71%
    112,507    Pool #485907
               6.500%, 04/15/31          Aaa/AAA         118,749
                                                  --------------

               U.S. TREASURY NOTE - 1.57%
    250,000    4.750%, 05/15/14          Aaa/AAA         262,373
                                                  --------------

               TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS                      1,036,005
                                                  --------------
               (Cost $1,011,561)

FOREIGN GOVERNMENT SECURITIES - 1.91%
               CANADA - 1.91%
    150,000    Province of Ontario
               Senior Unsubordinated
               Notes
               5.500%, 10/01/08           Aa2/AA         161,499
    150,000    Province of Quebec
               5.000%, 07/17/09            A1/A+         157,815
                                                  --------------

               TOTAL FOREIGN GOVERNMENT SECURITIES       319,314
                                                  --------------
               (Cost $322,777)


   Shares                                                Value
  ---------                                             -------

INVESTMENT COMPANY - 3.07%

    513,807    SSgA Prime Money Market Fund       $      513,807
                                                  --------------

               TOTAL INVESTMENT COMPANY                  513,807
                                                  --------------
               (Cost $513,807)

               TOTAL INVESTMENTS - 99.91%             16,717,761
                                                  --------------
               (Cost $14,492,451)  **

               OTHER ASSETS
               NET OF LIABILITIES - 0.09%                 15,312
                                                  --------------

               NET ASSETS - 100.00%               $   16,733,073
                                                  ==============
 --------------------------
*        Non-income producing security
** Aggregate cost for Federal income tax purposes is $14,492,451.

         Gross unrealized appreciation     $2,468,016
         Gross unrealized depreciation      ( 242,706)
                                            ---------
         Net unrealized appreciation       $2,225,310
                                            =========

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified institutional buyers. At August 31, 2004, this security, which has been deemed liquid by Atlantic Trust Advisors, Inc., amounted to $275,548 or 1.65% of net assets.
(B) These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury
ADR      American Depositary Receipt
LLC      Limited Liability Corporation
LP       Limited Partnership
MTN      Medium Term Note
PLC      Public Limited Company
SP ADR   Sponsored American Depositary Receipt

+        See page 12 for Credit Rating Summary

For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ATLANTIC WHITEHALL FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED) -- AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



                              CREDIT RATING SUMMARY
                     --------------------------------------

CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS SERVICES INC.

                   STANDARD
       MOODY'S     & POOR'S
       -------     --------

         Aaa         AAA      Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
         Aa           AA      Instrument judged to be of high quality by all standards.
          A           A       Instrument judged to be adequate by all standards.
         Baa         BBB      Instrument judged to be of modest quality by all standards.
         Ba           BB      Instrument judged to have speculative elements.
          B           B       Instrument judged to lack characteristics of the desirable investment.
         Caa         CCC      Instrument judged to be in poor standing.
         Ca           CC      Instrument judged to be speculative in a high degree.
          C           C       Instrument judged to have extremely poor prospects of ever attaining any real investment standing.


For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

The Standard & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

U.S. Government and Agency Issues have an assumed rating of Aaa/AAA.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ATLANTIC WHITEHALL FUNDS TRUST
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ WILLIAM RANKIN
                         -------------------------------------------------------
                           William Rankin, Chief Executive Officer
                           (principal executive officer)

Date   OCTOBER 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ WILLIAM RANKIN
                         -------------------------------------------------------
                           William Rankin, Chief Executive Officer
                           (principal executive officer)

Date   OCTOBER 26, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ JOHN BINI
                         -------------------------------------------------------
                           John Bini, Chief Financial Officer
                           (principal financial officer)

Date   OCTOBER 22, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.